Statement of Financial Position - Parenthetical	Nov. 30, 2012	Aug. 31, 2012	Aug. 31, 2011
Common Stock, Shares Authorized	650,000,000	650,000,000	650,000,000
Common Stock, Shares Issued	88,369,086	87,218,106	75,590,749
Common Stock, Shares Outstanding	88,369,086	87,218,106	75,590,749